Financial Risk Management - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,319	$ 1,390
Cash and cash equivalents	14,321	15,613
Total financial assets	19,025	20,411
Non-financial assets	83,265	80,450
Total assets	102,290	100,861
Other financial liabilities	1,094	1,023
Leases liabilities	2,578	715	[1]
Total financial liabilities	33,595	32,411
Non-financial liabilities	16,277	16,626
Total liabilities	49,872	49,037
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	14,321	15,613
Loans to equity accounted investments	40	33
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	0	20
Bank loans	2,694	2,498
Notes and debentures	21,534	21,529
Leases liabilities	2,578	715
Other	2	66
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	210	63
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	153	64
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	730	895
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1	1
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	5,339	6,283
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	354	277
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	11	15
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	33	57
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	10	15
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	696	739
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	192	180
Non-current investment in shares [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	0	6
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	33	34
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	46	47
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Levels 1, 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	344	344
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	2,014	1,929
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 1,331	$ 1,446

[1]	Relates to existing finance leases at 1 July 2019.